UNAUDITED INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	€ 290,000,000	€ 439,000,000
Trade receivables and other	669,000,000	406,000,000
Inventories	802,000,000	582,000,000
Other financial assets	63,000,000	39,000,000
Total current assets	1,824,000,000	1,466,000,000
Non-current assets
Property, plant and equipment	1,895,000,000	1,906,000,000
Goodwill	430,000,000	417,000,000
Intangible assets	59,000,000	61,000,000
Deferred tax assets	162,000,000	193,000,000
Trade receivables and other	69,000,000	68,000,000
Other financial assets	16,000,000	18,000,000
Total non-current assets	2,631,000,000	2,663,000,000
Total Assets	4,455,000,000	4,129,000,000
Current liabilities
Trade payables and other	1,255,000,000	905,000,000
Borrowings	262,000,000	92,000,000
Other financial liabilities	26,000,000	46,000,000
Income tax payable	23,000,000	20,000,000
Provisions	20,000,000	23,000,000
Total current liabilities	1,586,000,000	1,086,000,000
Non-current liabilities
Trade payables and other	32,000,000	32,000,000
Borrowings	1,995,000,000	2,299,000,000
Other financial liabilities	10,000,000	41,000,000
Pension and other post-employment benefit obligations	581,000,000	664,000,000
Provisions	95,000,000	98,000,000
Deferred tax liabilities	12,000,000	10,000,000
Total non-current liabilities	2,725,000,000	3,144,000,000
Total Liabilities	4,311,000,000	4,230,000,000
Equity
Share capital	2,833,547.32	3,000,000
Share premium	420,000,000	420,000,000
Retained deficit and other reserves	(295,000,000)	(538,000,000)
Equity attributable to equity holders of Constellium	128,000,000	(115,000,000)
Non-controlling interests	16,000,000	14,000,000
Total Equity	144,000,000	(101,000,000)
Total Equity and Liabilities	€ 4,455,000,000	€ 4,129,000,000